3. Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of assumptions used to determine fair value of stock options
	2012	2011
Expected volatility	141%	146%
Expected option life in years	10.0	10.0
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.84%	1.94%
Weighted average fair value per option at grant date	$0.76	$1.18

Stock option activity
	2012		2011
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,862,167	$ 0.70	5,738,167	$0.41
Options granted	96,500	$ 0.79	2,143,000	$1.20
Options exercised	(326,461)	$ 0.28	(980,000)	$0.07
Options expired/forfeited	(169,000)	$2.60	(39,000)	$1.52
Outstanding at end of year	6,463,206	$ 0.67	6,862,167	$0.70
Options vested and exercisable at year-end	4,373,807	$ 0.50	4,800,354	$0.47
Options available for grant at year-end	6,792,013		1,393,052
Aggregate intrinsic value – options exercised	$ 93,088		$ 72,990
Aggregate intrinsic value – options outstanding	$1,332,965		$5,624,479
Aggregate intrinsic value – options vested and Exercisable	$1,208,831		$5,055,690

Company’s outstanding warrants to purchase common stock
Warrants (Underlying Shares)
Outstanding, January 1, 2012	31,217,117
Issuances	—
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding, December 31, 2012	20,801,512